Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 10,055,569		$ 13,104,123		$ 46,435,412	$ 53,255,361
Cost of revenue	(6,854,172)		(8,696,562)		(31,843,467)	(35,899,057)
Gross profit	3,201,397		4,407,561		14,591,945	17,356,304
Selling expenses			3,987		13,408	25,880
General and administrative expenses	7,522,252		5,824,208		41,954,296	23,976,209
Loss from operations	(4,320,855)		(1,420,634)		(27,375,759)	(6,645,785)
Finance costs, net	(1,087,313)		(1,311,363)		(8,515,214)	(8,002,552)
Other income/(loss)	969,691		189,735		(2,193,865)	839,606
Other expenses	(402)		(19,137)		(163,621)	(85,574)
Loss before income tax	(4,438,879)		(2,561,399)		(38,248,459)	(13,894,305)
Income tax expense	(48,479)		(70,529)		(578,303)	(523,481)
Net loss	(4,487,358)		(2,631,928)		(38,826,762)	(14,417,786)
Net income attributable to non-controlling interests	(187,000)		(403,056)		(648,559)	(888,764)
Net loss attributable to Seamless Group Inc.	$ (4,674,358)		$ (3,034,984)		$ (39,475,321)	$ (15,306,550)
Loss per share, basic	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Loss per share, diluted	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Weighted average shares outstanding of ordinary share, basic	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Weighted average shares outstanding of ordinary share, diluted	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Other comprehensive income (loss):
Foreign currency translation adjustments	$ 171,532		$ 368,135		$ (209,531)	$ 10,608
Total comprehensive loss	(4,315,826)		(2,263,793)		(39,036,293)	(14,407,178)
Total comprehensive income attributable to non-controlling interests	(228,069)		(407,798)		(649,980)	(871,614)
Total comprehensive loss attributable to Seamless Group Inc.	$ (4,543,895)		$ (2,671,591)		$ (39,686,273)	$ (15,278,792)

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.